Marketable securities (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 CAD ($) shares
Disclosure Of Marketable Securities [Abstract]
Sale of marketable securities shares sold | shares	813,200
Proceeds from the sale of marketable securities, net of costs	$ 3,335,330
Realized loss on sale of marketable securities	$ 2,682,350